Borrowings - Summary of Bills Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.65%	0.91%
Borrowings maturity	January 2023 to March 2023
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	March 2023
Mega Bills Finance Corporation [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.65%	0.92%
Mega Bills Finance Corporation [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.65%	0.93%
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	March 2023 to December 2023
China Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.65%	0.65%
China Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.65%	0.90%
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.65%
Borrowings maturity	March 2023